Basis of Presentation	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of Presentation
1.	Basis of Presentation
The accompanying Navigator Holdings Ltd. (the “Company”), unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary for a fair presentation of the financial position of the Company and its subsidiaries as of June 30, 2019; the results of operations for the three and six months ended June 30, 2018 and 2019, the statement of stockholders’ equity for the three and six months ended June 30, 2018 and 2019, and cash flows for the six months ended June 30, 2018 and 2019. Unless the context otherwise requires, all references in the unaudited condensed consolidated financial statements to “our,” “we,” and “us” refer to the Company.
As of June 30, 2019, our total current liabilities exceeded our total current assets by $2.0 million. This net current liability is primarily due to a lower cash balance as a result of losses incurred during the six months ended June 30, 2019, as well as capital contributions we made to our Export Terminal Joint Venture to fund a portion of our remaining share of the capital cost for the construction of the Marine Export Terminal. As of June 30, 2019, we had $36.0
million available under the March 2019 Terminal Credit Facility to be used solely to pay capital contributions relating to the Marine Export Terminal as well as an aggregate of

$
35.0
 million available borrowing capacity under one of our revolving credit facilities, which, in addition to cash generated from operations, we expect will cover this net current liability shortfall of $2.0 million.
On January 31, 2018, the Company announced the execution of definitive agreements creating the Export Terminal Joint Venture. Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which significant influence or joint control ceases. As of June 30, 2019, we had contributed to the Export Terminal Joint Venture $90.5 million of our expected $155.0 million share of the capital cost of the construction for the Marine Export Terminal. On July 9, 2019, we made an additional $12.5 million capital contribution to the Export Terminal Joint Venture.
A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form
20-F
for the year ended December 31, 2018, filed with the SEC on April 1, 2019. There have been no material changes to these policies in the six month period ended June 30, 2019, apart from the below:
On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”)
2016-02,
Leases, (‘Topic 842’), which supersedes Topic 840, Leases and requires lessees to recognize most leases on-balance
sheet and disclose key information about leasing arrangements. ASU
2016-02
was subsequently amended by ASU
2018-10,
Codification Improvements to Topic 842 Leases; ASU
2018-11,
Targeted Improvements, which clarifies and corrects errors in ASC 842; and ASU
2018-20,
Narrow-Scope Improvements for Lessors. The effective date and transition requirements in ASU
2018-10,
ASU
2018-11
and ASU
2018-20
are the same as the effective date and transition requirements of ASU
2016-02.
The Company has elected all of the standard’s practical expedients in ASC
842-10-65-1(f)
as a package on adoption. We have not elected the
use-of-hindsight
or the practical expedient pertaining to land easements; the latter not being applicable to us. A modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available.
We used the effective date as our date of initial application. Consequently, for dates and periods prior to January 1, 2019, financial information will not be updated, and the disclosures required under the new standard will not be provided.
The new standard established a right-
of use (
“
ROU
”
) model
that requires a lessee to recognize a ROU asset, representing the right to use the asset for a specified period of time and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Existing leases with a contracted term of less than 12 months on January 1, 2019 are classified as short-term leases on adoption of the new standard and qualify for an exemption from recognizing ROU assets or lease liabilities for periods presented after January 1, 2019. Leases for lessees under ASU 2016-02 are classified as financing or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
Under ASU 2016-02 we have recognized new ROU assets and liabilities on our balance sheet for our operating leases, relating to long-term commitments for our offices in London, New York and Gdynia. At the adoption date of January 1, 2019, we had no short-term lease commitments. Lease liabilities and right-of-use assets for operating leases are initially measured at the present value of the lease payments not yet paid, discounted using the discount rate for the lease determined at the later of the date of initial application or the lease commencement date. As a lessee, the Company has elected not to separate lease and non-lease
components pertaining to operating lease payments. The discount rate used is the Company’s incremental borrowing rate, defined as the rate of interest that the Company as lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Consequently, operating lease liabilities of $7.8 million, based on the present value of the remaining minimum rental payments; and ROU assets of $7.3 million have been recognized on the Company’s unaudited condensed consolidated balance sheet as of June 30, 2019, with accretion of the liabilities and amortization of the ROU assets over the remaining length of the lease terms. At June 30, 2019, based on the remaining lease liabilities, the weighted average remaining lease term was 6.9 years. At June 30, 2019, the weighted average discount rate across the three leases was 5.56%.
The lease for our office in Poland is subject to annual indexation each January according to the Eurozone All Items Monetary Union Index of Consumer Prices (“MUICP”) index as quoted for the previous year. ASU 2016-02 requires lessees to include such variable lease payments in the value of the remaining lease payments and, therefore, in the measurement of a lessee’s lease liabilities at the adoption date of January 1, 2019. The lease payments relating to the Poland office lease are not remeasured at the beginning of each year, the effect of future increases in MUICP are recognized as part of lease-related costs in each year and classified as variable lease costs. For the three and six months ended June 30, 2019, total operating lease costs were $0.4 million and $0.7 million respectively, which include immaterial variable lease costs and are presented within General and Administrative costs within these unaudited condensed consolidated statements of income and cash flows from operating activities within the unaudited condensed consolidated statements of cash flows.
The new standard also requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease in effect, transfers control of the underlying assets to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third-party, the lease is a direct financing lease. All lessor leases that are not sales-type or direct financing leases are operating leases.
For the Company as a lessor, in applying ASU
2016-02,
we believe that our vessels contracted under voyage charters or contracts of affreightment do not qualify as leases, as the charterer does not have the right to operate the asset and we maintain the right to direct the use of the asset during the period of charter hire. Vessels on time charters will continue to qualify as operating leases, when the charterer has the right to obtain substantially all of the benefits and can direct how and for what purposes the vessel will be used, and the Company has no substantive substitution rights. Time charters do not qualify as direct finance leases under ASU
2016-02
as the present value of the sum of the lease payments does not exceed the fair value of the underlying vessel.
The Company has elected, as a package, the practical expedients available in ASC
842-10-65-1(f)
to not
re-assess
whether any existing or expired contracts are, or contain leases, for voyages in progress at the adoption date of January 1, 2019. We have assessed new charter contracts signed after the adoption date for whether they are, or contain, leases and should be recognized under ASU
2016-02.
Charter contracts that do not contain a lease will be accounted for under Topic 606. Please read Note 2— (Revenue Recognition) to the unaudited condensed consolidated financial statements. The adoption of ASU
2016-02
has not resulted in a change to the classification of time charters, voyage charters or contracts of affreightment, the period over which we recognize revenue and, as a lessor, there has been no significant impact on our consolidated financial statements or cash flows as a result.
On January 1, 2019, the Company adopted ASU
2018-11,
Leases—Targeted Improvements, which contains an amendment to ASU
2016-02
that would allow lessors to elect, as a practical expedient, by class of underlying asset, not to separate lease and non-lease
components of a contract. The amendment allows these components to be accounted for as a single component if the non-lease
components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: (i) the timing and pattern of transfer for the lease component and non-lease
components associated with that lease component are the same and (ii) the lease component, if accounted for separately, would be classified as an operating lease. Also, the ASU states that if the non-lease
component or components associated with the lease component are the predominant component of the combined component, an entity should account for the combined component in accordance with Topic 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with Topic 842. The Company has elected the package of practical expedients, as mentioned above. In addition, the Company has performed a qualitative analysis of each of its time charter contracts to determine whether the lease or non-lease
component is the predominant component of the contract. The Company concluded that the lease component is the predominant component as the lessee would attribute more value to the ability to direct the use of the vessel rather than to the technical and crewing services to operate the vessel which are add-on
services to the lessee. Accordingly, revenue from vessels under time charters, which are accounted as lease revenue for under ASC 842, are presented as a single lease component.
ASU
2018-11
also created a new, optional, transition method for implementing ASU
2016-02,
which can only be adopted by entities either at (1) the beginning of the company’s first reporting period after issuance or (2) the entity’s mandatory ASU
2016-02
effective date. This choice of method affects only the timing of when an entity applies the transition provisions. The Company has applied this optional transitional method on January 1, 2019. Under this transition method, a cumulative-effect adjustment to the consolidated statement of shareholder’s equity of $0.1 million was recorded
which represents the amounts of expense that would not have been recognized in retained earnings for the year ended December 31, 2018. The presentation of the consolidated financial statements for comparative periods has remained unchanged.
On January 1, 2019, the Company adopted ASU
2019-01,
Leases (Topic 842); Codification Improvements, which, amongst other things, aligns the guidance in Topic 842 for determining fair value and its application to lease classification and measurement for lessors that are not manufacturers or dealers with that of existing guidance; and clarifies that lessees and lessors are exempt from a certain interim disclosure requirement associated with adopting the new leases standard within the fiscal year of adoption. This standard is effective on adoption of ASU
2016-02,
the new leasing standard. The company adopted ASU
 2016-02
and ASU
 2019-01
on January 1, 2019. Accordingly, interim disclosures about the effect on income of adoption of ASC 842 are excluded from the required disclosures in these unaudited financial statements, in a manner similar to the annual disclosures in ASC
 250-10-50-1(b)(2).
On January 1, 2019, the Company adopted ASU
2018-07,
Improvements to Nonemployee Share-Based Payment Accounting, which more closely aligns the accounting for employee and nonemployee share-based payments. We adopted the new standard with effect from January 1, 2019, and the adoption of this standard did not have an impact on our unaudited condensed
consolidated financial statements and related disclosures.
In August 2018, the SEC adopted final rules under SEC Release No.
 33-10532,
Disclosure Update and Simplification (“DUSTR”), amending and expanding certain disclosure requirements. The DUSTR rules became effective on November 5, 2018 and must be applied to any filings after that date. The rules require, among other things, that registrants include in their interim financial statements a reconciliation of changes in shareholders’ equity in the notes or as a separate statement that reconciles the beginning balance to the ending balance of each caption in shareholders’ equity for each period for which an income statement is required to be filed. The Company has applied the new SEC disclosure requirements to these unaudited condensed consolidated financial statements.
These unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance U.S. GAAP for interim reporting. As such, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. It is recommended that these financial statements be read in conjunction with our consolidated financial statements and notes thereto for the year ended December 31, 2018 included in our Form
20-F
filed on April 1, 2019. The results for the three and six months ended June 30, 2019 are not necessarily indicative of results for the full 2019 fiscal year or any other future periods.
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses, which changes the recognition model for the impairment of financial instruments, including accounts receivable, loans and held-to-maturity
debt securities, among others. ASU
2016-13
is required to be adopted by public business entities using the modified retrospective method for periods beginning after December 15, 2019, with early adoption permitted for fiscal periods beginning after December 15, 2018. We plan to adopt ASU
 2016-13
on January 1, 2020 and we are currently assessing the impact that this update will have on our consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement, (Topic 820), which modifies the disclosure requirements for financial instruments measured at fair value. ASU
2018-13
is required to be adopted for public business entities by January 1, 2020, with early adoption permitted from the date of issuance of ASU
2018-13.
We plan to adopt ASU
2018-13
on January 1, 2020 and we are currently assessing the impact that this update will have on our consolidated financial statements.
In October 2018, the FASB issued ASU
2018-17,
Consolidation (Topic 810), which contains updated guidance for the financial reporting associated with consolidation of variable interest entities (VIEs). ASU
2018-17
is required to be adopted for public business entities by January 1, 2020. We plan to adopt ASU
2018-17
on January 1, 2020 and we are currently assessing the impact that this update will have on our consolidated financial statements.

In November 2018, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses which, amongst other things, clarifies that receivables arising from operating leases are not within the scope of the credit losses standard, but rather, should be accounted for in accordance with the lease standard, ASU
 2016-02.
ASU
 2018-19
is required to be adopted at the same time as ASU
 2016-13.
We plan to adopt both standards on January 1, 2020 and we are currently assessing the impact that this update will have on our consolidated financial statements.
In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments which, amongst other things, clarifies certain aspects of accounting for credit losses, hedging activities and financial instruments respectively. The amendments within ASU
2019-04
have various effective dates of adoption. The amendments within ASU
2019-04
relating to Topic 815, Derivatives and Hedging are effective from the first annual reporting period beginning after April 25, 2019, which for the Company, will be the period ending December 31, 2020 and we plan to adopt the amendments on that date. The Company has no derivatives for which hedge accounting has been applied and as such, the amendments contained in this section of ASU
2019-04
are not applicable and will have no impact on our consolidated financial statements on adoption. The amendments relating to Topic 326 and Topic 825 are required to be adopted by public business entities for periods after December 15, 2019. We plan to adopt these amendments on January 1, 2020 and we are currently assessing the impact that the updates will have on our consolidated financial statements.
In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief which provides transition relief for entities adopting the credit losses standard, ASU
 2016-13.
Specifically, ASU
2019-05
amends ASU
2016-13
to allow companies to irrevocably elect, on adoption of ASU
2016-13,
the fair value option for financial instruments that were previously recorded at amortized cost, are within the scope of the guidance in ASC
326-20,
are eligible for the fair value option under ASC
825-20
and are not
held-to-maturity
debt securities. ASU
 2019-05
is required to be adopted at the same time as ASU
 2016-13.
We plan to adopt both ASU
 2016-13
and ASU
2019-05
on January 1, 2020 and we are currently assessing the impact that this update will have on our consolidated financial statements.